Cash and Investments - Schedule of Cash, Cash Equivalents and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments, net	$ 36,900.0	$ 27,100.0
Total investments	39,255.4	28,430.7
Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,368.4	1,371.6
Assets pledged for short sale and derivative obligations	77.8	94.4
Short sale and derivative obligations (note 7)	(11.5)	(42.2)
Cash and investments, net	2,356.9	1,329.4
Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	37,013.2	27,293.4
Assets pledged for short sale and derivative obligations	194.7	228.5
Short sale and derivative obligations (note 7)	(114.7)	(192.1)
Cash and investments, net	36,898.5	27,101.3
Cash and cash equivalents (note 27) | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	995.4	533.2
Cash and cash equivalents (note 27) | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	7,384.1	3,943.4
Assets pledged for short sale and derivative obligations	16.8	0.0
Short term investments | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	115.4	285.4
Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	9,998.4	5,994.6
Assets pledged for short sale and derivative obligations	145.7	189.6
Short term investments pledged for short sale and derivative obligations | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	77.8	82.6
Bonds | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	380.9	264.8
Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	9,164.1	9,323.2
Assets pledged for short sale and derivative obligations	32.2	38.9
Bonds pledged for short sale and derivative obligations | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Assets pledged for short sale and derivative obligations	0.0	11.8
Preferred stocks | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2.8	1.0
Preferred stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	296.8	69.6
Common stocks | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	784.9	153.2
Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4,838.7	4,158.8
Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,487.0	2,393.0
Derivatives (note 7) | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	11.2	39.6
Derivatives (note 7) | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	192.6	163.7
Other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	62.8	16.0
Portfolio investments, net | Holding Company
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,290.6	1,277.2
Portfolio investments, net | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	34,424.5	26,062.3
Common Stock, Limited Partnerships
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,903.7	1,171.6
Common Stock, Other Funds
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	90.9	157.1
Fairfax India | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	1,762.5	1,002.6
Total investments	1,054.7	326.6
Fairfax India | Cash and cash equivalents (note 27) | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	44.0	173.2
Fairfax India | Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	34.3	33.6
Fairfax India | Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	694.2	528.8
Fairfax India | Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	40.5	26.5
Fairfax India | Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	949.5	240.5
Fairfax India | Derivatives and other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.0	0.0
Fairfax Africa | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	631.5	0.0
Fairfax Africa | Cash and cash equivalents (note 27) | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	329.7	0.0
Fairfax Africa | Short term investments | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	57.2	0.0
Fairfax Africa | Bonds | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	19.4	0.0
Fairfax Africa | Common stocks | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	4.9	0.0
Fairfax Africa | Investments in associates | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	219.8	0.0
Fairfax Africa | Derivatives and other invested assets | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	0.5	0.0
Fairfax India and Fairfax Africa | Portfolio Investments
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	$ 2,394.0	$ 1,002.6